Short-Term Borrowings - Schedule of Short-Term Borrowings (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2025 USD ($)	Dec. 31, 2025 CNY (¥)	Dec. 31, 2024 CNY (¥)
Schedule of Short-Term Borrowings [Line Items]
Short-term borrowings	$ 2,485	¥ 17,375	¥ 10,000
Guangdong Yueken Microcredit Co., Ltd
Schedule of Short-Term Borrowings [Line Items]
Short-term borrowings	1,001	7,000	5,000
Tianjin Jincheng Bank Co., Ltd
Schedule of Short-Term Borrowings [Line Items]
Short-term borrowings	54	375
China Merchants Bank Co., Ltd. Beijing Branch
Schedule of Short-Term Borrowings [Line Items]
Short-term borrowings	715	5,000	5,000
China CITIC Bank Loan
Schedule of Short-Term Borrowings [Line Items]
Short-term borrowings	$ 715	¥ 5,000